Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	WisdomTree Digital Trust
Entity Central Index Key	0001859001
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000240058
Shareholder Report [Line Items]
Fund Name	WisdomTree 3-7 Year Treasury Digital Fund
Trading Symbol	WTTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree 3-7 Year Treasury Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 3-7 Year Treasury Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 965,887
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$965,887 # of Portfolio Holdings12 Portfolio Turnover Rate52%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.1%
Other Assets and Liabilities (Net)	0.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 1.38%, due 10/31/2028	29.5%
U.S. Treasury Notes, 1.13%, due 8/31/2028	28.5%
U.S. Treasury Bond, 5.38%, due 2/15/2031	20.6%
U.S. Treasury Notes, 4.13%, due 11/30/2031	10.9%
U.S. Treasury Notes, 0.50%, due 10/31/2027	2.3%
U.S. Treasury Notes, 4.38%, due 12/31/2029	2.2%
U.S. Treasury Notes, 3.75%, due 6/30/2030	1.7%
U.S. Treasury Notes, 4.00%, due 7/31/2030	1.3%
U.S. Treasury Notes, 3.75%, due 5/31/2030	1.0%
U.S. Treasury Notes, 0.63%, due 5/15/2030	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000240073
Shareholder Report [Line Items]
Fund Name	WisdomTree 500 Digital Fund
Trading Symbol	SPXUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree 500 Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 500 Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 3,930,032
Holdings Count | Holding	499
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,930,032 # of Portfolio Holdings499 Portfolio Turnover Rate3%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	31.8%
Financials	14.4%
Consumer Discretionary	11.3%
Communication Services	10.6%
Health Care	9.5%
Industrials	7.8%
Consumer Staples	5.8%
Energy	3.1%
Utilities	2.0%
Real Estate	1.7%
Other Sectors	1.6%
Other Assets and Liabilities (Net)	0.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Apple, Inc.	7.1%
NVIDIA Corp.	6.5%
Microsoft Corp.	5.9%
Alphabet, Inc.	4.5%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc.	2.9%
Tesla, Inc.	2.4%
Broadcom, Inc.	2.0%
Berkshire Hathaway, Inc.	1.9%
Eli Lilly & Co.	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000240067
Shareholder Report [Line Items]
Fund Name	WisdomTree 7-10 Year Treasury Digital Fund
Trading Symbol	WTSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree 7-10 Year Treasury Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 7-10 Year Treasury Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 922,557
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$922,557 # of Portfolio Holdings6 Portfolio Turnover Rate65%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.1%
Other Assets and Liabilities (Net)	0.9%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Notes, 1.88%, due 2/15/2032	39.0%
U.S. Treasury Notes, 4.25%, due 11/15/2034	18.6%
U.S. Treasury Notes, 4.50%, due 11/15/2033	18.5%
U.S. Treasury Notes, 3.88%, due 8/15/2034	12.8%
U.S. Treasury Notes, 3.88%, due 8/15/2033	5.7%
U.S. Treasury Notes, 3.50%, due 2/15/2033	4.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000240070
Shareholder Report [Line Items]
Fund Name	WisdomTree Floating Rate Treasury Digital Fund
Trading Symbol	FLTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Floating Rate Treasury Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Floating Rate Treasury Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 1,687,285
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,687,285 # of Portfolio Holdings6 Portfolio Turnover Rate52%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	94.2%
Other Assets and Liabilities (Net)	5.8%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.52%, due 1/31/2026	26.7%
U.S. Treasury Floating Rate Notes, 4.45%, due 10/31/2025	22.4%
U.S. Treasury Floating Rate Notes, 4.46%, due 7/31/2026	15.4%
U.S. Treasury Floating Rate Notes, 4.44%, due 4/30/2025	14.8%
U.S. Treasury Floating Rate Notes, 4.43%, due 4/30/2026	11.6%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/2026	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000245468
Shareholder Report [Line Items]
Fund Name	WisdomTree Government Money Market Digital Fund
Trading Symbol	WTGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Government Money Market Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Government Money Market Digital Fund	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 12,061,197
Holdings Count | Holding	14
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$12,061,197 # of Portfolio Holdings14
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	81.3%
U.S. Government Agencies	31.2%
Other Assets and Liabilities (Net)	(12.5)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Bills, 4.36%, due 1/30/2025	24.8%
U.S. Treasury Bills, 4.36%, due 2/13/2025	24.7%
U.S. Treasury Bills, 4.35%, due 4/22/2025	16.4%
Federal Home Loan Bank Discount Notes, 4.48%, due 1/2/2025	16.3%
U.S. Treasury Floating Rate Note, 4.48%, due 1/31/2025	8.3%
U.S. Treasury Bills, 4.35%, due 3/20/2025	6.2%
Federal Home Loan Bank, 4.53%, due 10/20/2025	5.4%
Federal Home Loan Bank, 4.40%, due 3/4/2025	2.1%
Federal Home Loan Bank, 4.40%, due 3/20/2025	2.1%
Federal Home Loan Bank, 4.38%, due 3/3/2025	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000240068
Shareholder Report [Line Items]
Fund Name	WisdomTree Long-Term Treasury Digital Fund
Trading Symbol	WTLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Long-Term Treasury Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Long-Term Treasury Digital Fund	$2	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
AssetsNet	$ 808,548
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$808,548 # of Portfolio Holdings7 Portfolio Turnover Rate14%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	98.5%
Other Assets and Liabilities (Net)	1.5%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bonds, 3.00%, due 5/15/2047	39.8%
U.S. Treasury Bonds, 1.88%, due 11/15/2051	38.6%
U.S. Treasury Bonds, 3.00%, due 5/15/2045	9.7%
U.S. Treasury Bonds, 4.25%, due 8/15/2054	5.2%
U.S. Treasury Bonds, 1.63%, due 11/15/2050	4.7%
U.S. Treasury Bonds, 4.13%, due 8/15/2053	0.3%
U.S. Treasury Bonds, 4.63%, due 11/15/2044	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000240076
Shareholder Report [Line Items]
Fund Name	WisdomTree Short-Duration Income Digital Fund
Trading Symbol	WTSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Short-Duration Income Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Short-Duration Income Digital Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 1,019,603
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,019,603 # of Portfolio Holdings5 Portfolio Turnover Rate2%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	99.9%
Other Assets and Liabilities (Net)	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	29.9%
WisdomTree U.S. Short Term Corporate Bond Fund	20.0%
WisdomTree Mortgage Plus Bond Fund	19.7%
WisdomTree Interest Rate Hedged High Yield Bond Fund	15.4%
WisdomTree Floating Rate Treasury Fund	14.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000228751
Shareholder Report [Line Items]
Fund Name	WisdomTree Short-Term Treasury Digital Fund
Trading Symbol	WTSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Short-Term Treasury Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Short-Term Treasury Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 1,000,460
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,000,460 # of Portfolio Holdings14 Portfolio Turnover Rate81%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.3%
Other Assets and Liabilities (Net)	0.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 0.38%, due 11/30/2025	22.0%
U.S. Treasury Notes, 3.75%, due 8/15/2027	20.7%
U.S. Treasury Notes, 1.25%, due 11/30/2026	16.1%
U.S. Treasury Notes, 4.00%, due 12/15/2027	9.6%
U.S. Treasury Notes, 4.63%, due 3/15/2026	9.4%
U.S. Treasury Notes, 3.75%, due 4/15/2026	6.8%
U.S. Treasury Notes, 4.38%, due 12/15/2026	6.0%
U.S. Treasury Notes, 4.13%, due 6/15/2026	4.5%
U.S. Treasury Notes, 4.25%, due 12/31/2026	1.9%
U.S. Treasury Notes, 4.25%, due 3/15/2027	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000241818
Shareholder Report [Line Items]
Fund Name	WisdomTree Siegel Global Equity Digital Fund
Trading Symbol	EQTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Siegel Global Equity Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Global Equity Digital Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 422,073
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$422,073 # of Portfolio Holdings11 Portfolio Turnover Rate2%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	99.9%
Other Assets and Liabilities (Net)	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

WisdomTree U.S. Quality Dividend Growth Fund	22.7%
WisdomTree U.S. Total Dividend Fund	15.6%
iShares Core S&P 500 ETF	14.1%
Vanguard International High Dividend Yield ETF	10.6%
WisdomTree International Quality Dividend Growth Fund	9.0%
Vanguard High Dividend Yield ETF	8.4%
SPDR Portfolio S&P 400 Mid Cap ETF	5.2%
WisdomTree Japan Hedged Equity Fund	3.8%
WisdomTree Emerging Markets SmallCap Dividend Fund	3.7%
WisdomTree Emerging Markets High Dividend Fund	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000241816
Shareholder Report [Line Items]
Fund Name	WisdomTree Siegel Longevity Digital Fund
Trading Symbol	LNGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Siegel Longevity Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Longevity Digital Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 172,226
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$172,226 # of Portfolio Holdings15 Portfolio Turnover Rate24%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	99.9%
Other Assets and Liabilities (Net)	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	14.7%
WisdomTree U.S. Total Dividend Fund	14.2%
WisdomTree U.S. Quality Dividend Growth Fund	11.2%
iShares Core S&P 500 ETF	8.5%
Vanguard International High Dividend Yield ETF	7.8%
WisdomTree International Quality Dividend Growth Fund	7.3%
Vanguard High Dividend Yield ETF	6.3%
SPDR Portfolio S&P 400 Mid Cap ETF	4.7%
WisdomTree Managed Futures Strategy Fund	4.7%
WisdomTree U.S. High Yield Corporate Bond Fund	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000241819
Shareholder Report [Line Items]
Fund Name	WisdomTree Siegel Moderate Digital Fund
Trading Symbol	MODRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Siegel Moderate Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Moderate Digital Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 165,086
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$165,086 # of Portfolio Holdings17 Portfolio Turnover Rate4%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	99.8%
Other Assets and Liabilities (Net)	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	16.1%
WisdomTree U.S. Quality Dividend Growth Fund	13.8%
WisdomTree U.S. Total Dividend Fund	9.5%
WisdomTree Mortgage Plus Bond Fund	9.0%
iShares Core S&P 500 ETF	8.6%
Vanguard International High Dividend Yield ETF	6.5%
WisdomTree International Quality Dividend Growth Fund	5.4%
iShares 10-20 Year Treasury Bond ETF	5.4%
Vanguard High Dividend Yield ETF	5.1%
WisdomTree Floating Rate Treasury Fund	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000240075
Shareholder Report [Line Items]
Fund Name	WisdomTree Technology and Innovation 100 Digital Fund
Trading Symbol	TECHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Technology and Innovation 100 Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Technology and Innovation 100 Digital Fund	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 4,137,364
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,137,364 # of Portfolio Holdings100 Portfolio Turnover Rate17%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	58.5%
Communication Services	17.7%
Consumer Discretionary	13.5%
Health Care	6.3%
Financials	1.9%
Industrials	1.5%
Other Assets and Liabilities (Net)	0.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Apple, Inc.	10.3%
NVIDIA Corp.	9.6%
Microsoft Corp.	9.0%
Alphabet, Inc.	8.4%
Amazon.com, Inc.	7.9%
Meta Platforms, Inc.	4.7%
Tesla, Inc.	4.4%
Broadcom, Inc.	3.8%
Oracle Corp.	1.8%
Netflix, Inc.	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000240071
Shareholder Report [Line Items]
Fund Name	WisdomTree TIPS Digital Fund
Trading Symbol	TIPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree TIPS Digital Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree TIPS Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 945,011
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$945,011 # of Portfolio Holdings10 Portfolio Turnover Rate5%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	93.8%
Other Assets and Liabilities (Net)	6.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Inflation-Indexed Notes, 0.13%, due 1/15/2030	29.3%
U.S. Treasury Inflation-Indexed Notes, 0.88%, due 1/15/2029	11.0%
U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 2/15/2041	10.7%
U.S. Treasury Inflation-Indexed Bonds, 3.63%, due 4/15/2028	8.7%
U.S. Treasury Inflation-Indexed Bonds, 2.00%, due 1/15/2026	8.4%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 1/15/2033	7.3%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 2/15/2052	6.5%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 10/15/2026	5.8%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 7/15/2032	4.1%
U.S. Treasury Inflation-Indexed Bonds, 1.38%, due 2/15/2044	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory